Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Disclosure of deferred income tax assets and liabilities

The Company’s deferred income tax assets and liabilities are as follows:

($000s)	2019	2018
Deferred income tax asset and liability, beginning of year	-	-
Expenses related to the origination and reversal of temporary differences for:
Property and equipment	(377)	6,381
Non-capital losses carried forward	304	(733)
Long-term liabilities	-	(2)
Share issue expenses	-	(1)
Changes in unrecognized tax benefits	73	(5,645)
Deferred income tax expense recognized in net earnings (loss)	8,387	4,523
Deferred income tax recovery recognized in net earnings (loss)	(8,387)	(4,523)
Deferred income tax asset, end of year	8,387	4,523
Deferred income tax liability, end of year	(8,387)	(4,523)

Reconciliation of income tax expense

Income taxes vary from the amount that would be computed by applying the average Canadian statutory income tax rate of 26.5% (2018 - 27.0%) to income before taxes as follows:

($000s)	2019	2018
Income taxes calculated at the Canadian statutory rate	5,857	11,344
Increases (decreases) in income taxes resulting from:
Non-deductible expenses	(2,206)	2,087
Changes in unrecognized tax benefits	73	(5,646)
Effect of tax rates in foreign jurisdictions[1]	18,804	16,002
Changes in tax rates and other	3,570	2,553
Income tax expense - current	26,098	26,340
[1]	The statutory tax rate in Egypt is 40.55%.